Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

(212) 558-4000

September 28, 2012

VIA EDGAR

Mr. Larry L. Greene,

Senior Counsel,

Securities and Exchange Commission,

100 F Street, N.E.,

Washington, D.C. 20549.

Re:	The Greater China Fund, Inc.
Preliminary Proxy Statement filed
September 19, 2012 (File No. 005-51363)

Dear Mr. Greene:

On behalf of The Greater China Fund, Inc. (the “Fund”), we wish to respond to the comments transmitted by telephone by you to me on September 26, 2012 (the “Comments”), on behalf of the staff (the “Staff”) of the Division of Investment Management of the Securities and Exchange Commission (the “Commission”), regarding the filing on September 19, 2012 by the Fund under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of the Fund’s Preliminary Proxy Statement (the “Preliminary Proxy Statement”) with respect to the Fund’s Special Meeting of Stockholders (the “Meeting”).

To facilitate your review, the captions and numbered Comments have been repeated in this letter in bold face type and the Fund’s responses immediately follow each numbered comment in regular type. Unless otherwise indicated, references to page numbers are to the page number in the Preliminary Proxy Statement.

This letter of transmittal is submitted as correspondence with the filing on September 28, 2012 by The Greater China Fund, Inc. (the “Fund”) under the Exchange Act, of the Fund’s definitive Proxy Statement filed on Schedule 14A (the “Proxy Statement”) in respect of the Meeting. Capitalized terms used and not defined herein have the meanings set forth in the Proxy Statement.

1. Letter to Stockholders. Please put in plain English the box underneath the signature of the Fund’s Chairman by making lower case the text in the box.

Response—The Fund has revised the text in the box under the signature of the Fund’s Chairman and it is now lower case text.

Mr. Larry L. Green Securities and Exchange Commission	-2-

2. Page 2. Please confirm the accuracy of the Fund’s statement regarding approval of the Interim Agreement under Rule 15a-4.

Response— The Fund confirms that the Interim Agreement was approved in accordance with Rule 15a-4.

3. Page 2. The references to the “Interim Agreement” and the “Current Agreement” appear to refer to the same agreement. Please revise.

Response—The Fund has revised the Proxy Statement by referring only to the Interim Agreement.

4. Page 2, second sentence of third paragraph under Proposal 1. The sentence is unclear with respect to the duties being referred to. Please revise.

Response— The Fund has revised the sentence as follows: Aberdeen’s duties under the Proposed Agreement will be performed in accordance with the Fund’s investment objective and policies and within the guidelines and directions established by the Fund’s Board of Directors and include making investment decisions, supervising the acquisition and disposition of investments and selecting brokers or dealers to execute transactions.

5. Page 2, last sentence of the fourth paragraph under Proposal 1. Clarify that the Fund does not have employees and may not have any in the future other than offices.

Response— The Fund has revised the sentence to insert “, if any,” after the word “employees”.

6. Page 3, first sentence of second paragraph, which is a continuation of Proposal 1. Revise the phrase “it becomes effective” to “of its execution” as execution is consistent with Section 15 of the Investment Company Act.

Response— The Fund has revised the disclosure accordingly.

7. Page 3, clause (ii) under the caption “Benefits of the Proposed Agreement”. Consider whether the reference to “global” is correct and whether it is truly global by reference to various factors.

Response— Although the Fund believes the reference to “global” is correct, in the interests of time the Fund has deleted the reference to global reach of Aberedeen’s organization.

8. Page 3, clause (v) under the caption “Benefits of the Proposed Agreement”. The clause refers to the Team having “nearly 30 members”. Please be more specific.

Mr. Larry L. Green Securities and Exchange Commission	-3-

Response— Although the Fund believes the reference to “nearly 30 members” is correct, in the interests of time the Fund has removed the discussion regarding the size of the Aberdeen Asian Equity Team.

9. Page 3, second paragraph under the caption “Fee Provisions of the Proposed Agreement”. Please put into tabular form the actual fee paid in 2011 and the fee that would have been paid in 2011 under the Proposed Agreement.

Response— The Fund has revised the disclosure in response to the comment.

10. Page 3, third paragraph under the caption “Fee Provisions of the Proposed Agreement”. The first and second sentences of the paragraph appear to contemplate similar disclosure. Please revise.

Response— The Fund has revised the disclosure in response to the comment.

11. Page 8. Under the caption “Quorum; Adjournment” please disclose the impact on adjournment of broker non-votes and abstentions.

Response— The Fund has revised the disclosure to indicate that in light of the nature of the proposal to be voted on it does not expect any broker non-votes and to state that because an abstention is not a vote cast on a matter, abstentions will have no impact on a vote to adjourn.

*        *        *        *

Additionally, in connection with this response letter, the Fund hereby acknowledges the following statements:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in its Proxy Statement; and

•	The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*        *        *         *

Any questions or comments with respect to this letter may be communicated to the undersigned, William G. Farrar of Sullivan & Cromwell LLP, at (212) 558-4940. Please send copies of any correspondence relating to this filing to the undersigned by facsimile at (212) 558-1600 with the original by mail to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004.

Mr. Larry L. Green Securities and Exchange Commission	-4-

Very truly yours,

/s/ William G. Farrar

William G. Farrar

cc:	Edward Y. Baker
(The Greater China Fund, Inc.)

Deborah A. Docs
Grace Torres
(Prudential Investments LLC)

Lucia Sitar
Joseph Andolina
(Aberdeen Asset Management Asia Limited)